Supplement to the
Fidelity Advisor®
International
Bond Fund
Class A, Class T,
and Class C
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" beginning on page 18.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 25.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

Constantin Petrov is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

AIBZ-14-03  June 10, 2014
1.966446.103

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	0.75%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor®
International Bond Fund
Institutional Class
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

AIBZI-14-03  June 10, 2014
1.947011.104

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 24.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

Constantin Petrov is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® International
Bond Fund
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 24.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

Constantin Petrov is co-manager of Fidelity International Bond Fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

IBZ-14-03  June 10, 2014
1.966445.103

Supplement to the
Fidelity Advisor® Global Bond Fund
Class A, Class T, and Class C
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Jeffrey Moore (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" beginning on page 18.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 25.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

AGLB-14-03  June 10, 2014
1.966353.103

Constantin Petrov is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 but less than $4,000,000	None	None	0.75%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	4.00%	4.17%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Global Bond Fund
Institutional Class
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Jeffrey Moore (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

AGLBI-14-03  June 10, 2014
1.947010.104

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 24.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

Constantin Petrov is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Global Bond Fund
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Curt Hollingsworth (lead portfolio manager) has managed the fund since May 2012.

Jeffrey Moore (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) and Constantin Petrov (co-manager) have managed the fund since May 2014.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

The following information replaces the biographical information for Jamie Stuttard, Curt Hollingsworth, and Matthew Conti found in the "Fund Management" section beginning on page 25.

Curt Hollingsworth is lead portfolio manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Michael Foggin is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a Fixed Income portfolio manager at Schroders from 2006 to 2012.

Constantin Petrov is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Petrov has worked as a research analyst and portfolio manager.

GLB-14-03  June 10, 2014
1.966352.103